SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)			9 Months Ended
	Sep. 14, 2021	Sep. 14, 2021	Jul. 31, 2023	Jul. 31, 2022	Apr. 30, 2023	Oct. 31, 2022	Apr. 30, 2022	Oct. 31, 2021
Property, Plant and Equipment [Line Items]
Oil and gas property full cost method net			$ 9,045,333			$ 5,836,232	$ 5,583,720	$ 5,583,720
Advances to affiliate			494,950			1,900,000	1,900,000	1,900,000
Cash equivalents			0			0		0
Deferred offering costs						1,643,881		190,298
Impairment of long-lived assets			0			0		0
Number of new shares issued		4,900,000
Prepaid expenses			124,290			$ 35,000		$ 21,154
Non-cash interest expense related to debt issuance costs				$ 126,250
South Salinas Project [Member]
Property, Plant and Equipment [Line Items]
Business acquisition percentage.	82.75%	82.75%
Trio LLC [Member]
Property, Plant and Equipment [Line Items]
Number of new shares issued	4,900,000	4,900,000
Business acquisition percentage.	45.00%	45.00%	1.00%			29.00%		45.00%
Trio LLC [Member] | South Salinas Project [Member]
Property, Plant and Equipment [Line Items]
Business acquisition percentage.	82.75%	82.75%
Trio LLC [Member] | South Salinas Project [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Business acquisition percentage.					85.75%
Previously Reported [Member]
Property, Plant and Equipment [Line Items]
Oil and gas property full cost method net							7,483,720	$ 7,483,720
Advances to affiliate